March 2, 2009
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Filings – Rule 497 (j)
Re:	Williams Capital Management Trust (“Registrant”) SEC File Nos. 333-98485; 811-21186
     Ladies and Gentlemen:
     On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final prospectus for each of the Institutional Shares and the Service Shares of Williams Capital Management Trust, and the combined Statement of Additional Information, each dated February 28, 2009, do not differ from the prospectuses and Statement of Additional Information as filed in the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement, filed electronically with the SEC pursuant to Rule 485(b) on February 19, 2009, accession # 0000950152-09-001580.
     Please address any comments or questions to the attention of the undersigned at (212) 298-1644.

Very truly yours,

/s/ Lisa R. Grosswirth

Lisa R. Grosswirth